Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Pre-Tax Income (Loss)

The Company’s pre-tax (loss) income is derived from the following tax jurisdictions:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
PRC	$11,352,437	$13,391,249	$8,637,772
HK	21,875	40,368	(30)
Cayman	(30,013,559)	(446,917)	(988,396)
(Loss) income before income taxes	$(18,639,247)	$12,984,700	$7,649,346

Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
Current income tax expense	$663,238	$847,448	$1,098,087
Deferred income tax benefit	—	—	—
Income tax provision	$663,238	$847,448	$1,098,087

Schedule of Pre-Tax Income (Loss)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended September 30,
	2025	2024	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate (a)	12.5%	(23.2)%	(14.2)%
Effect of tax rate in a foreign jurisdiction	(40.4)%	1.1%	3.2%
Additional deduction for R&D expenses	4.1%	(2.2)%	(1.0)%
Non-deductible expenses	—%	0.0%	(0.1)%
Operating income offset loss carryforward	—%	—%	—%
Change of tax rate	(3.2)%	0.2%	—%
Change in valuation allowance	(1.4)%	5.6%	1.2%
Effective tax rate	(3.4)%	6.5%	(14.3)%
(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2025, 2024 and 2023. Kashi Mofy is eligible for a preferential tax rate of 9%, Global Mofy is eligible for a preferential tax rate of 15% and Shanghai Mofy, Xi’an Mofy, Beijing Mofy and Zhejiang Mofy are eligible for a preferential tax rate of 5% in 2025. For the years ended September 30, 2025 , 2024 and 2023 the tax saving as the result of the favorable tax rate and tax holiday amounted to $2,332,085 , $3,007,791 and $1,086,519, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $0.14 , $1.58 and $0.65, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2025	2024
	US$	US$
Provision for doubtful accounts	$309,316	$90,495
Tax loss carry forwards	1,247,604	719,659
Excess marketing and advertising expense (15%)	—	10,687
Operating lease liabilities	45,627	86,057
Total deferred tax assets	1,602,547	906,898
Less: Valuation allowance	(1,554,869)	(806,319)
Total deferred tax assets, net of valuation allowance	$47,678	$100,579

Schedule of Net Operating Loss Carry Forward

As of September 30, 2025, the Company has total of net operating loss carry forward of approximately $8.56 million in the PRC that expires from 2025 through 2029.

	As of September 30,
	2025	2024
	US$	US$
Right of use assets	$47,678	$100,579
Total deferred tax liabilities	47,678	100,579
Total deferred tax assets, net	$—	$—

Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets

The roll forward of valuation allowance of deferred tax assets were as follows:

	As of September 30,
	2025	2024
	US$	US$
Balance as of beginning of year	$(806,319)	$(162,974)
Additions of valuation allowance	(856,566)	(738,271)
Reductions of valuation allowance	—	6,178
Exchange difference	108,016	88,748
Balance as of end of year	$(1,554,869)	$(806,319)

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of September 30,
	2025	2024
	US$	US$
Balance as of beginning of year	$1,940,649	$1,066,949
Increase related to prior year tax positions	(16,088)	26,252
Increase related to current year tax positions	663,238	847,448
Balance as of end of year	$2,587,800	$1,940,649

Schedule of Tax Payable	tax payable consisted of the following:
	As of September 30,
	2025	2024
	US$	US$
VAT payable	$63,709	$93,278
Corporate income tax payable	2,587,799	1,940,649
Other tax	878	1,726
Tax payable	$2,652,385	$2,035,653